As filed with the SEC on October 3, 2022
Registration No. 333-267587

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           /X/ Pre-Effective Amendment No. 1                                                                                                   /   / Post-Effective Amendment No. ___

HENNESSY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd.,
Suite 200,
Novato, California 94945
(Address of Registrant’s Principal Executive Offices)

(800) 966-4354
(Registrant’s Telephone Number, Including Area Code)

Teresa M. Nilsen
Hennessy Advisors, Inc.
7250 Redwood Blvd
Suite 200
Novato, California 94945
(Name and Address of Agent for Service)

Copy to:

Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.
The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Title of Securities Being Registered: Shares of beneficial interest, no par value.
No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE
This Pre-Effective Amendment No. 1 to the Registration Statement of Hennessy Funds Trust (the “Company”) on Form N-14 hereby incorporates Parts A, B and C from the Company’s Form N-14 filed September 23, 2022.  This Pre-Effective Amendment No. 1 is filed for the sole purpose of adding a delaying amendment regarding the effectiveness of the Registration Statement.

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Novato and State of California, on the 30th day of September, 2022.
HENNESSY FUNDS TRUST
(Registrant)

By:    /s/ Teresa M. Nilsen
          Teresa M. Nilsen
           Executive Vice President and Treasurer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Name	Title	Date
/s/ Neil J. Hennessy Neil J. Hennessy	Chairman of the Board and President (Principal Executive Officer) and a Trustee	September 23, 2022
Robert T. Doyle*	Trustee	*
J. Dennis DeSousa*	Trustee	*
Gerald P. Richardson*	Trustee	*
Claire Garvie*	Trustee	*
/s/ Teresa M. Nilsen Teresa M. Nilsen	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	September 23, 2022

*By:     /s/ Teresa M. Nilsen
Teresa M. Nilsen
 Attorney-in-fact
 Dated as of September 30, 2022

Signature Page